Net fee and commission income - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income (expense) [abstract]
Contract assets	£ 0	£ 0	£ 0
Contract liabilities	0	0	0
Impairment loss on receivables or contract assets arising from contracts with customers	0	0	0
Capitalised contract costs	217,000,000	198,000,000	154,000,000
Amortisation, capitalised contract costs	55,000,000	47,000,000	36,000,000
Impairment loss, capitalised contract costs	£ 0	£ 0	£ 0